FVM - Financial instruments not measured at fair value - Liabilities (Detail) - CHF (SFr) SFr in Millions		Jun. 30, 2018		Mar. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Carrying value
Amounts due to banks		SFr 10,242		SFr 9,024		SFr 7,533	SFr 7,533
Payables from securities financing transactions		10,130		9,167		11,963	17,044
Cash collateral payables on derivative instruments		31,843		29,426		30,247	30,247
Customer deposits		407,171		401,514		407,124	412,392
Funding from UBS Group AG and its subsidiaries		38,771		35,925		34,749	34,749
Debt issued measured at amortized cost		98,929	[1]	102,213	[1]	104,749	104,749	[1]
Other financial liabilities measured at amortized cost		7,187		6,372		SFr 7,482	37,133
Fair Value
Financial liabilities, at fair value	[2]	282,736		267,983			212,324
Not measured at fair value
Carrying value
Amounts due to banks		10,200		9,000			7,500
Payables from securities financing transactions		10,100		9,200			17,000
Cash collateral payables on derivative instruments		31,800		29,400			30,200
Customer deposits		407,200		401,500			412,400
Funding from UBS Group AG and its subsidiaries		38,800		35,900			34,700
Debt issued measured at amortized cost		98,900		102,200			104,800
Other financial liabilities measured at amortized cost		7,200		6,400			37,100
Not measured at fair value | Amount due to banks
Fair Value
Financial liabilities, at fair value		10,200		9,000			7,500
Not measured at fair value | Payables from securities financing transactions
Fair Value
Financial liabilities, at fair value		10,100		9,200			17,000
Not measured at fair value | Cash collateral payables on derivative instruments
Fair Value
Financial liabilities, at fair value		31,800		29,400			30,200
Not measured at fair value | Customer deposits
Fair Value
Financial liabilities, at fair value		407,200		401,500			412,400
Not measured at fair value | Funding from UBS Group AG and its subsidiaries
Fair Value
Financial liabilities, at fair value		39,500		36,900			36,400
Not measured at fair value | Debt issued measured at amortized cost
Fair Value
Financial liabilities, at fair value		100,700		104,200			107,000
Not measured at fair value | Other financial liabilities measured at amortized cost
Fair Value
Financial liabilities, at fair value		SFr 7,200		SFr 6,400			SFr 37,100

[1]	Net of bifurcated embedded derivatives, the fair value of which was not material for the periods presented.
[2]
Bifurcated embedded derivatives are presented on the same balance sheet lines as their host contracts and are excluded from this table. The fair value of these derivatives was not material for the periods presented.